Financial Instrument Risk Management - Notional Amount of Derivative Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 143,061	$ 137,691
Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	59,198	54,121
Swap contracts
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,356	1,121
Over-the-counter interest rate contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	469
Over-the-counter interest rate contracts | Interest rate swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,292	20,887
Over-the-counter interest rate contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,833	5,779
Over-the-counter interest rate contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,350	1,245
Over-the-counter foreign exchange contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,544	6,347
Over-the-counter foreign exchange contracts | Foreign currency swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,193	11,744
Over-the-counter other contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	285	259
Over-the-counter other contracts | Swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	113	127
Over-the-counter other contracts | Credit derivatives | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,356	1,121
Exchange-traded interest rate contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,669	3,415
Exchange-traded equity contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	186	512
Exchange-traded equity contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,377	2,216
Under 1 Year | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,308	15,895
Under 1 Year | Over-the-counter interest rate contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	469
Under 1 Year | Over-the-counter interest rate contracts | Interest rate swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,101	1,348
Under 1 Year | Over-the-counter interest rate contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,198	1,062
Under 1 Year | Over-the-counter interest rate contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	477	0
Under 1 Year | Over-the-counter foreign exchange contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,529	6,305
Under 1 Year | Over-the-counter foreign exchange contracts | Foreign currency swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	532	332
Under 1 Year | Over-the-counter other contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	127	109
Under 1 Year | Over-the-counter other contracts | Swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	112	126
Under 1 Year | Over-the-counter other contracts | Credit derivatives | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	48
Under 1 Year | Exchange-traded interest rate contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,669	3,415
Under 1 Year | Exchange-traded equity contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	186	465
Under 1 Year | Exchange-traded equity contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,377	2,216
1 to 5 Years | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,006	11,879
1 to 5 Years | Over-the-counter interest rate contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
1 to 5 Years | Over-the-counter interest rate contracts | Interest rate swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,506	3,486
1 to 5 Years | Over-the-counter interest rate contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,898	2,266
1 to 5 Years | Over-the-counter interest rate contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	648	786
1 to 5 Years | Over-the-counter foreign exchange contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	15	42
1 to 5 Years | Over-the-counter foreign exchange contracts | Foreign currency swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,451	4,198
1 to 5 Years | Over-the-counter other contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	158	150
1 to 5 Years | Over-the-counter other contracts | Swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	1
1 to 5 Years | Over-the-counter other contracts | Credit derivatives | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,329	903
1 to 5 Years | Exchange-traded interest rate contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
1 to 5 Years | Exchange-traded equity contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	47
1 to 5 Years | Exchange-traded equity contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	29,884	26,347
Over 5 Years | Over-the-counter interest rate contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Over-the-counter interest rate contracts | Interest rate swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,685	16,053
Over 5 Years | Over-the-counter interest rate contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,737	2,451
Over 5 Years | Over-the-counter interest rate contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	225	459
Over 5 Years | Over-the-counter foreign exchange contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Over-the-counter foreign exchange contracts | Foreign currency swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,210	7,214
Over 5 Years | Over-the-counter other contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Over-the-counter other contracts | Swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Over-the-counter other contracts | Credit derivatives | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	27	170
Over 5 Years | Exchange-traded interest rate contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Exchange-traded equity contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Over 5 Years | Exchange-traded equity contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0	$ 0